DEBT - Schedule of Borrowings (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance		€ 2,477,186	€ 2,811,779
Proceeds from borrowings from banks and other financial institutions		1,112,666	435,813
Repayments of borrowings from banks and other financial institutions		(411,637)	(751,070)
Interest accrued/(paid) and other		86,373	26,840
Translation differences		87,300	(46,176)
Total debt, ending balance		3,351,888	2,477,186
Realized gains on partial cash tender executed	€ 7,940
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance		903,673	1,490,319
Proceeds from borrowings from banks and other financial institutions		496,145	0
Repayments of borrowings from banks and other financial institutions		0	(575,702)
Interest accrued/(paid) and other		13,155	(10,944)
Translation differences		0	0
Total debt, ending balance		1,412,973	903,673
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance		1,166,473	1,105,425
Proceeds from borrowings from banks and other financial institutions		340,499	151,217
Repayments of borrowings from banks and other financial institutions		(243,649)	(49,611)
Interest accrued/(paid) and other		461	445
Translation differences		78,471	(41,003)
Total debt, ending balance		1,342,255	1,166,473
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance		290,930	113,165
Proceeds from borrowings from banks and other financial institutions		225,000	250,000
Repayments of borrowings from banks and other financial institutions		(104,690)	(72,500)
Interest accrued/(paid) and other		(672)	2,891
Translation differences		4,065	(2,626)
Total debt, ending balance		414,633	290,930
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance		73,047	57,423
Proceeds from borrowings from banks and other financial institutions		0	0
Repayments of borrowings from banks and other financial institutions		(22,001)	(17,691)
Interest accrued/(paid) and other		73,429	34,448
Translation differences		1,795	(1,133)
Total debt, ending balance		126,270	73,047
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance		43,063	45,447
Proceeds from borrowings from banks and other financial institutions		51,022	34,596
Repayments of borrowings from banks and other financial institutions		(41,297)	(35,566)
Interest accrued/(paid) and other		0	0
Translation differences		2,969	(1,414)
Total debt, ending balance		€ 55,757	€ 43,063